Other investments	12 Months Ended
Dec. 31, 2022
Other Investment Abstract
Other investments [Text Block]

10. Other investments

	2022	2021
	$	$

Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	47,981	25,063
Acquisitions	4,438	17,754
Exercises of warrants	(80)	(1,122)
Change in fair value	(17,236)	6,286
Acquisition of Tintic by Osisko Development (Note 31)	(10,827)	-
Foreign exchange revaluation impact	50	-
Investments held by Osisko Development and deconsolidated on September 30, 2022 (Note 31)	(109)	-
Balance - December 31	24,217	47,981

Fair value through other comprehensive (loss) income (common shares)
Balance - January 1	94,231	115,590
Acquisitions	5,260	18,668
Exercises of warrants	-	600
Transfer from associates (Note 9)	15,343	-
Change in fair value	(43,486)	7,303
Disposals	(21,634)	(47,930)
Investments held by Osisko Development deconsolidated on September 30, 2022 (Note 31)	(31,377)	-
Balance - December 31	18,337	94,231

Amortized cost (notes)
Balance - January 1	26,798	16,861
Acquisitions	5,175	12,849
Repayments	(2,960)	(3,007)
Foreign exchange revaluation impact	1,937	95
Balance - December 31	30,950	26,798
Total	73,504	169,010

Other investments comprise common shares, warrants and convertible instruments, mostly from Canadian publicly traded companies, as well as loan receivables (notes) from two private companies, owning the Renard diamond mine and the Amulsar gold project (the loans related to the Amulsar gold project were written-off in full) (Note 26).